Summary of Significant Accounting Policies - Schedule of Future Amortization of Trademarks (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
2021	$ 6,666
2022		$ 6,666
Total	$ 6,666	$ 6,666